LVIP Wellington SMID Cap Value Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.62%
Aerospace & Defense–2.38%
Curtiss-Wright Corp.	27,001	$5,282,206
Howmet Aerospace, Inc.	45,725	2,114,781
		7,396,987
Automobile Components–4.06%
Gentex Corp.	186,274	6,061,356
†Goodyear Tire & Rubber Co.	257,677	3,202,925
†Visteon Corp.	24,478	3,379,678
		12,643,959
Banks–10.07%
Ameris Bancorp	110,875	4,256,491
Cadence Bank	210,909	4,475,489
New York Community Bancorp, Inc.	661,346	7,499,664
SouthState Corp.	69,367	4,672,561
Synovus Financial Corp.	154,145	4,285,231
†Triumph Bancorp, Inc.	31,208	2,021,966
Webster Financial Corp.	102,203	4,119,803
		31,331,205
Building Products–4.82%
†Builders FirstSource, Inc.	35,232	4,386,032
Fortune Brands Innovations, Inc.	78,312	4,867,874
†PGT Innovations, Inc.	84,486	2,344,486
Zurn Elkay Water Solutions Corp.	120,907	3,387,814
		14,986,206
Chemicals–4.90%
Celanese Corp.	38,205	4,795,491
FMC Corp.	53,846	3,606,067
Huntsman Corp.	154,708	3,774,875
†Ingevity Corp.	64,695	3,080,129
		15,256,562
Communications Equipment–3.11%
†F5, Inc.	34,603	5,575,927
†Lumentum Holdings, Inc.	90,608	4,093,670
		9,669,597
Construction & Engineering–1.21%
†Fluor Corp.	102,639	3,766,851
		3,766,851
Consumer Finance–1.91%
Bread Financial Holdings, Inc.	95,181	3,255,190
†PRA Group, Inc.	140,199	2,693,223
		5,948,413
Consumer Staples Distribution & Retail–1.97%
†U.S. Foods Holding Corp.	154,451	6,131,705
		6,131,705
Diversified REITs–1.18%
Essential Properties Realty Trust, Inc.	170,382	3,685,363
		3,685,363
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–1.06%
IDACORP, Inc.	35,208	$3,297,229
		3,297,229
Electronic Equipment, Instruments & Components–2.53%
†Fabrinet	15,187	2,530,458
†Flex Ltd.	198,305	5,350,269
		7,880,727
Energy Equipment & Services–0.82%
†Seadrill Ltd.	56,717	2,540,354
		2,540,354
Financial Services–2.32%
†FleetCor Technologies, Inc.	7,922	2,022,803
Voya Financial, Inc.	78,064	5,187,353
		7,210,156
Gas Utilities–2.29%
ONE Gas, Inc.	62,026	4,235,135
Spire, Inc.	50,983	2,884,618
		7,119,753
Ground Transportation–1.71%
Knight-Swift Transportation Holdings, Inc.	105,926	5,312,189
		5,312,189
Health Care Equipment & Supplies–4.39%
DENTSPLY SIRONA, Inc.	110,664	3,780,282
†ICU Medical, Inc.	31,847	3,790,111
†Integra LifeSciences Holdings Corp.	112,700	4,304,013
Teleflex, Inc.	9,026	1,772,797
		13,647,203
Health Care Providers & Services–2.48%
Encompass Health Corp.	46,066	3,093,793
†Molina Healthcare, Inc.	14,110	4,626,528
		7,720,321
Hotels, Restaurants & Leisure–3.42%
†Denny's Corp.	260,793	2,208,917
International Game Technology PLC	92,459	2,803,357
Wyndham Hotels & Resorts, Inc.	80,803	5,619,040
		10,631,314
Household Durables–1.00%
Meritage Homes Corp.	25,449	3,114,703
		3,114,703
Industrial REITs–1.60%
Americold Realty Trust, Inc.	50,951	1,549,420
First Industrial Realty Trust, Inc.	72,228	3,437,331
		4,986,751
Insurance–8.61%
Aegon NV	1,176,754	5,648,419
Everest Group Ltd.	17,379	6,459,253
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hanover Insurance Group, Inc.	41,458	$4,601,009
James River Group Holdings Ltd.	224,098	3,439,904
Kemper Corp.	158,216	6,649,819
		26,798,404
Interactive Media & Services–2.28%
†Cargurus, Inc.	141,699	2,482,567
†Taboola.com Ltd.	717,423	2,719,033
†ZoomInfo Technologies, Inc.	114,410	1,876,324
		7,077,924
Machinery–3.99%
Flowserve Corp.	83,899	3,336,663
John Bean Technologies Corp.	31,622	3,324,737
†Middleby Corp.	45,032	5,764,096
		12,425,496
Metals & Mining–1.39%
Reliance Steel & Aluminum Co.	16,430	4,308,439
		4,308,439
Oil, Gas & Consumable Fuels–6.61%
Chord Energy Corp.	20,419	3,309,307
Coterra Energy, Inc.	120,542	3,260,661
Diamondback Energy, Inc.	29,983	4,643,767
Marathon Oil Corp.	160,226	4,286,046
Ovintiv, Inc.	106,526	5,067,442
		20,567,223
Passenger Airlines–0.49%
†JetBlue Airways Corp.	328,767	1,512,328
		1,512,328
Professional Services–1.65%
Leidos Holdings, Inc.	55,542	5,118,751
		5,118,751
Retail REITs–2.72%
Brixmor Property Group, Inc.	262,194	5,448,391
NETSTREIT Corp.	192,695	3,002,188
		8,450,579
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–5.23%
†Cirrus Logic, Inc.	47,433	$3,508,145
MKS Instruments, Inc.	62,993	5,451,414
†Silicon Motion Technology Corp.ADR	63,931	3,276,464
†Synaptics, Inc.	45,195	4,042,241
		16,278,264
Software–0.85%
Progress Software Corp.	50,363	2,648,087
		2,648,087
Specialized REITs–1.32%
Gaming & Leisure Properties, Inc.	90,247	4,110,751
		4,110,751
Specialty Retail–0.67%
†Burlington Stores, Inc.	15,408	2,084,702
		2,084,702
Textiles, Apparel & Luxury Goods–2.65%
Columbia Sportswear Co.	38,674	2,865,743
Steven Madden Ltd.	169,257	5,377,295
		8,243,038
Trading Companies & Distributors–1.93%
†AerCap Holdings NV	95,866	6,007,922
		6,007,922
Total Common Stock (Cost $282,208,602)		309,909,456

MONEY MARKET FUND–0.38%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	1,189,537	1,189,537
Total Money Market Fund (Cost $1,189,537)		1,189,537

TOTAL INVESTMENTS–100.00% (Cost $283,398,139)	311,098,993
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	13,103
NET ASSETS APPLICABLE TO 13,215,441 SHARES OUTSTANDING–100.00%	$311,112,096

†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington SMID Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$309,909,456	$—	$—	$309,909,456
Money Market Fund	1,189,537	—	—	1,189,537
Total Investments	$311,098,993	$—	$—	$311,098,993
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington SMID Cap Value Fund–3